Cash and cash equivalents, financial investments, derivative financial instruments and other financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents, financial investments, derivative financial instruments and other financial assets
Cash and cash equivalents
	12/31/2024	12/31/2023
Cash and banks
In local currency	211,047	77,488
In foreign currency	194,793	47,664
Financial investments considered cash equivalents
In local currency
Securities and funds in local currency	1,286,152	5,476,726
In foreign currency
Securities and funds in foreign currency	379,601	323,810
Total cash and cash equivalents	2,071,593	5,925,688

Financial investments
	12/31/2024	12/31/2023
Financial investments
In local currency
Securities and funds in local currency	2,271,979	82,592
In foreign currency
Securities and funds in foreign currency (a)	2,854,126	‐
Derivative financial instruments and other financial assets at fair value (b)	833,986	1,162,283
Total financial investments and derivative financial instruments	5,960,091	1,244,875
Current	2,553,011	292,934
Non-current	3,407,080	951,941

(a) Refers substantially to financial investments made by subsidiary Ultrapar International in Time Deposits.

(b) Accumulated gains, net of withholding income tax (see Note 25.f).